Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

Note 3 – Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”), and reflect all of our activities, including those of our wholly-owned subsidiary. All material intercompany accounts and transactions have been eliminated in consolidation.

We have reclassified certain immaterial prior year amounts to conform to our current year presentation. The reclassification of prior period amounts had no effect on previously reported net income, stockholders’ equity or cash flows.

On December 23, 2019, we effected a 1-for-7 reverse stock split, reducing the number of the Company’s common stock outstanding on that date from 38,404,530 shares to 5,486,476 shares. The number of authorized shares of common stock remained unchanged at 100,000,000 shares and the number of authorized shares of preferred stock remained unchanged at 1,000,000 shares. Additionally, the conversion price of our 2019 Senior Notes, the exercise price of all then outstanding options and warrants, and the number of shares reserved for future issuance pursuant to our equity compensation plans were all adjusted proportionately in connection with the reverse stock split. All share and per share amounts and conversion and exercise prices presented herein have been adjusted retroactively to reflect this change.

Use of Estimates

In preparing our consolidated financial statements and related disclosures in conformity with U.S. GAAP and pursuant to the rules and regulations of the SEC, we make estimates and judgments that affect the amounts reported in the consolidated financial statements and accompanying notes. Estimates are used for, but not limited to stock-based compensation, determining the fair value of acquired assets and assumed liabilities, intangible assets, and income taxes. These estimates and assumptions are continuously evaluated and are based on management’s experience and knowledge of the relevant facts and circumstances. While we believe the estimates to be reasonable, actual results could differ materially from those estimates and could impact future results of operations and cash flows.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and money market funds. We consider all highly liquid investments with a maturity at the date of purchase of three months or less to be cash equivalents.

Property and Equipment

Property is stated at cost, less accumulated depreciation. Costs of renewals and improvements that extend the useful lives of the assets are capitalized. Expenditures for maintenance and routine repairs are charged to expense as incurred. Depreciation is recognized on a straight-line basis over the estimated useful lives of the assets, which generally range from 3 to 5 years. We amortize leasehold improvements over the shorter of the estimated useful life of the asset or the term of the related lease. Upon retirement or disposition of assets, the costs and related accumulated depreciation are removed from the accounts with the resulting net gain or loss, if any, reflected in the consolidated statement of operations.

Intangible Assets

Intangible assets acquired individually or with a group of other assets from others (other than in a business combination) are recognized at cost, including transaction costs, and allocated to the individual assets acquired based on relative fair values and no goodwill is recognized. Cost is measured based on cash consideration paid. If consideration given is in the form of non-cash assets, liabilities incurred, or equity interests issued, measurement of cost is based on either the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and more reliably measurable. Costs of internally developing, maintaining or restoring intangible assets that are not specifically identifiable, have indeterminate lives or are inherent in a continuing business are expensed as incurred.

Intangible assets purchased from others for use in research and development activities and that have alternative future uses (in research and development projects or otherwise) are capitalized in accordance with ASC Topic 350, Intangibles – Goodwill and Other. Those that have no alternative future uses (in research and development projects or otherwise) and therefore no separate economic value are considered research and development costs and are expensed as incurred. Amortization of intangibles used in research and development activities is a research and development cost.

Intangibles with a finite useful life are amortized using the straight-line method unless the pattern in which the economic benefits of the intangible assets are consumed or used up are reliably determinable. The useful life is the best estimate of the period over which the asset is expected to contribute directly or indirectly to our future cash flows. The useful life is based on the duration of the expected use of the asset by us and the legal, regulatory or contractual provisions that constrain the useful life and future cash flows of the asset, including regulatory acceptance and approval, obsolescence, demand, competition and other economic factors. We evaluate the remaining useful life of intangible assets each reporting period to determine whether any revision to the remaining useful life is required. If the remaining useful life is changed, the remaining carrying amount of the intangible asset will be amortized prospectively over the revised remaining useful life. If an income approach is used to measure the fair value of an intangible asset, we consider the period of expected cash flows used to measure the fair value of the intangible asset, adjusted as appropriate for company-specific factors discussed above, to determine the useful life for amortization purposes.

If no regulatory, contractual, competitive, economic or other factors limit the useful life of the intangible to us, the useful life is considered indefinite. Intangibles with an indefinite useful life are not amortized until its useful life is determined to be no longer indefinite. If the useful life is determined to be finite, the intangible is tested for impairment and the carrying amount is amortized over the remaining useful life in accordance with intangibles subject to amortization. Indefinite-lived intangibles are tested for impairment annually and more frequently if events or circumstances indicate that it is more-likely-than-not that the asset is impaired.

Impairment of Long-Lived Assets and Intangibles Other Than Goodwill

We account for the impairment of long-lived assets in accordance with ASC 360, Property, Plant and Equipment and ASC 350, Intangibles – Goodwill and Other, which require that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to its expected future undiscounted net cash flows generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amounts of the assets exceed the fair value of the assets based on the present value of the expected future cash flows associated with the use of the asset. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. Based on management’s evaluation, there was no impairment loss recorded during the years ended December 31, 2019 and 2018.

Fair Value Measurements and Disclosure

We apply ASC 820, Fair Value Measurements and Disclosures, which expands disclosures for assets and liabilities that are measured and reported at fair value on a recurring basis. Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants.

Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

Level 1 – Quoted market prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 – Quoted market prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly. Fair value determined through the use of models or other valuation methodologies.

Level 3 – Significant unobservable inputs for assets or liabilities that cannot be corroborated by market data. Fair value is determined by the reporting entity’s own assumptions utilizing the best information available and includes situations where there is little market activity for the asset or liability.

The asset’s or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. Our policy is to recognize transfers between levels of the fair value hierarchy in the period the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 1, 2, or 3 during the periods presented.

Stock-based Compensation

Stock-based compensation expense is based on the grant-date fair value estimated in accordance with the provisions of ASC 718, Compensation-Stock Compensation. We expense stock-based compensation to employees over the requisite service period based on the estimated grant-date fair value of the awards. For awards that contain performance vesting conditions, we do not recognize compensation expense until achieving the performance condition is probable. Stock-based awards with graded-vesting schedules are recognized on a straight-line basis over the requisite service period for each separately vesting portion of the award. We estimate the fair value of stock option grants using the Black-Scholes option pricing model, and the assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. Stock-based compensation costs are recorded as general and administrative or research and development costs in the consolidated statements of operations based upon the underlying individual’s role.

Net Loss Per Share

Basic loss per share is computed by dividing our net loss available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted loss per share is computed by dividing our net loss available to common stockholders by the diluted weighted average number of shares of common stock during the period. Since we experienced a net loss for all periods presented, basic and diluted net loss per share are the same. As such, diluted loss per share for the years ended December 31, 2019 and 2018 excludes the impact of potentially dilutive common stock related to outstanding stock options and warrants and the conversion of our 2017 and 2019 Senior Notes since those shares would have an anti-dilutive effect on loss per share.

As more fully described in Note 11, we have determined the sale of the 2019 Senior Notes in late 2019 triggered the full ratchet anti-dilution provision of the common stock we sold in 2018 Private Placement Transactions. For purposes of computing our basic and diluted EPS, we increased our net loss available for common stockholders by the fair value of the additional shares to be issued since they did not affect all our common stockholders equally and there are no contingencies related to the issuance of these shares. We also included the related shares which will be issued in 2020 in our weighted number of shares of common stock outstanding.

Our diluted net loss per share for the years ended December 31, 2019 and 2018 excluded 715,452, and 588,586 of potentially dilutive common stock, respectively, related to the conversion of our Senior Notes and outstanding stock options and warrants since those shares would have had an anti-dilutive effect on loss per share during the years then ended.

Segments

We operate in one segment. Management uses one measurement of profitability and does not segregate its business for internal reporting. All our assets are located within the United States.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and the senior convertible notes approximate fair value because of the short-term maturity of these instruments, including the mandatory conversion of the Senior Notes into our common stock upon meeting certain conditions.

Debt Issuance Costs

We recognized the debt issuance costs incurred related to our 2017 and 2019 Senior Notes as a reduction of the carrying amount of the 2017 and 2019 Senior Notes on the face of the consolidated balance sheet. The debt issuance costs are amortized to interest expense using the straight-line method over the term of the 2019 Senior Notes and the interest method over the term of the 2017 Senior Notes.

Research and development

Research and development costs are expensed as incurred and consisted of direct and overhead-related expenses. Research and development costs totaled $2,320,573 and $3,085,317 for the years ended December 31, 2019 and 2018, respectively. Expenditures to acquire technologies, including licenses, which are utilized in research and development and that have no alternative future use are expensed when incurred. Technology we develop for use in our products is expensed as incurred until technological feasibility has been established after which it is capitalized and depreciated. No research and development costs were capitalized during the years ended December 31, 2019 and 2018.

Income Taxes

As a result of our reverse acquisition merger, there was an ownership change as defined by Internal Revenue Code Section 382. Prior to the closing of the transaction, Promet was treated as a partnership for federal income tax purposes and thus was not subject to income taxes at the entity level, and no provision or liability for income taxes has been included in the consolidated financial statements through October 4, 2017. In addition, Promet determined that it was not required to record a liability related to uncertain tax positions as a result of the requirements of ASC 740-10-25 Income Taxes. The net deferred tax assets of Heatwurx were principally federal and state net operating loss carry forwards, which are significantly limited following an ownership change as defined by Internal Revenue Code Section 382.

We account for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, we recognize the tax benefit from an uncertain tax position only if it is more-likely-than-not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position. Estimated interest and penalties related to uncertain tax positions are included as a component of interest expense and general and administrative expense, respectively. We had no unrecognized tax benefits or uncertain tax positions for any periods presented.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (“TCJA”) was signed into law. In December 2017, the SEC issued Staff Accounting Bulletin 118 (“SAB 118”) to provide clarification in implementing the TCJA when registrants do not have the necessary information available to complete the accounting for an element of the TCJA in the period of its enactment. SAB 118 provides for tax amounts to be classified as provisional and subject to remeasurement for up to one year from the enactment date for such elements when the accounting effect is not complete but can be reasonably estimated. We considered our estimates of the tax effects of the TCJA on the components of our tax provision to be reasonable and no provisional estimates subject to remeasurement were necessary to complete the accounting.

We file U.S. federal income and California and Maryland state tax returns. There are currently no income tax examinations underway for these jurisdictions. However, tax years from and including 2016 remain open for examination by federal and state income tax authorities.

Recent Accounting Pronouncements

From time to time, the Financial Accounting Standards Board (“FASB”) or other standard setting bodies issue new accounting pronouncements. Updates to the FASB Accounting Standards Codification are communicated through issuance of an Accounting Standards Update (“ASU”). We have implemented all new accounting pronouncements that are in effect and that may impact our consolidated financial statements. We have evaluated recently issued accounting pronouncements and determined that there is no material impact on our financial position or results of operations.

Recently adopted accounting pronouncements

In July 2017, the FASB issued Accounting Standards Update 2017-11 (ASU 2017-11), which allows companies to exclude a down round feature when determining whether a financial instrument is considered indexed to the entity’s own stock. As a result, financial instruments with round down features are no longer classified as liabilities and embedded conversion options with down round features are no longer bifurcated. For equity-classified freestanding financial instruments, such as warrants, an entity will treat the value of the effect of the round down, when triggered, as a dividend and a reduction of income available to common stockholders in computing basic earnings per share. The guidance in ASU 2017-11 is effective for fiscal year beginning after December 15, 2018, and interim periods within those fiscal years. We early adopted ASU 2017-11 effective January 1, 2018 without a material impact on our consolidated financial statements.

On January 1, 2019, we adopted Accounting Standards Codification (ASC) 842, Leases. ASC 842 was issued to increase transparency and comparability among entities by recognizing right-of-use assets and lease liabilities on the balance sheet and disclosing key information about our lease agreements. We elected practical expedients upon transition that allows us to not reassess the lease classification of our leases, whether initial direct costs qualify for capitalization for our leases or whether any expired contracts are or contain leases. Additionally, we elected the optional transition method that allows for a cumulative effect adjustment in the period of adoption and we did not restate prior periods. The adoption of the new guidance on leasing resulted in the recognition of a right-of-use asset of $293,198 and lease obligations of $303,161. The difference between the right-of-use asset and the lease obligations is due to deferred rent liability related to our facility operating lease at December 31, 2018.

The adoption of the new guidance did not have a material impact on the consolidated statement of operations. For further details regarding the adoption of this standard, see Note 12, “Operating Leases.”